Summary Prospectus
February 28, 2022
Madison Small Cap Fund
Share Class/Ticker: Class A - MASMX ● Class Y - BVAOX ● Class I - MSCIX ● Class R6 - MSCRX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information (SAI) and other information about the Fund online at www.madisonfunds.com/ProspectusReports. You can also obtain this information at no cost by calling (800) 877-6089 or by sending an email request to madisonlitrequests@madisonadv.com. The current prospectus and SAI dated February 28, 2022, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Madison Small Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 64 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 48 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses[1]	0.21%	0.21%	0.11%	0.03%²
Total Annual Fund Operating Expenses[3]	1.35%	1.10%	1.00%	0.92%
1 Other expenses for Class A, Y, and I shares have been restated to reflect expenses expected to be incurred in the current fiscal year.
2 Other expenses for Class R6 shares are based on estimated amounts for the current fiscal year because the share class is new as of the date of this prospectus.
3 Total annual fund operating expenses for the period ended October 31, 2021, for Class A and Y shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$705	$978	$1,272	$2,015
Class Y	112	350	606	1,340
Class I	102	318	552	1,225
Class R6	94	293	509	1,131
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. For purposes of this Fund, “small cap” is defined as those companies with market capitalization of between $100 million and $15 billion. Under normal market conditions, the Fund will maintain at least 80% of its net assets
(including borrowings for investment purposes) in small cap securities.
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The Fund's investment adviser, Madison Asset Management, LLC ("Madison"), focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. Madison conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by Madison. Companies meeting all five pillars may be added to the portfolio. The five pillars of the analysis are: (1) strong business traits, (2) defendable market niche, (3) attractive growth potential, (4) capable management, and (5) discount to private market value. In reviewing companies, Madison applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the five pillar analysis, the Fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.
Madison may generally sell a security when it believes: (1) the security has achieved its value potential; (2) such sale is necessary for portfolio diversification, (3) changing fundamentals signal a deteriorating value potential; or (4) other securities have a better value potential.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Small Cap Risk—Price Volatility. Due to its focus on small cap companies, the Fund may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.
Small Cap Risk—Illiquidity. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the Fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can also be difficult to value.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

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Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to different broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance results prior to August 30, 2019 for the Class Y shares are based on the performance of the Predecessor Fund, which was reorganized into the Class Y shares of the Fund on August 30, 2019. Performance for Class A shares was deemed to be new effective August 31, 2019 as a result of the reorganization. Madison waived 0.04% of the Fund's annual services fee from August 31, 2019 through December 31, 2020. Investment returns reflect this fee waiver, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2020	27.61%
Lowest:	1Q 2020	-28.96%

* The performance shown in the bar chart and the performance table for periods prior to November 29, 2013 represents the performance of the
FMI Focus Fund (the "FMI Fund"), which merged with and into the Predecessor Fund on November 29, 2013. Prior to November 29, 2013,
Broadview Advisors, LLC, the investment adviser to the Predecessor Fund served as subadviser to the FMI Fund. The FMI Fund had the same investment objective and substantially similar investment strategies as the Predecessor Fund

Average Annual Total Returns
For Periods Ended December 31, 2021

	1 Year	5 Years	10 Years	Since Inception 8/31/2019	Since Inception 2/26/2021
Class Y Shares – Return Before Taxes	20.52%	12.10%	12.42%	N/A	N/A
Return After Taxes on Distributions	13.44%	6.99%	8.14%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	15.92%	7.50%	8.09%	N/A	N/A
Class A Shares – Return Before Taxes	13.35%	N/A	N/A	20.47%	N/A
Class I Shares – Return Before Taxes	N/A	N/A	N/A	N/A	9.17%
Class R6 Shares – Return Before Taxes[1]	None	None	None	None	None
Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	14.82%	12.02%	13.23%	54.58%	2.90%
Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or taxes)	18.18%	13.75%	14.15%	56.64%	8.29%
¹ The Class R6 shares are new as of the date of this prospectus; therefore, performance information is not available. Class R6 shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Aaron Garcia, CFA (Vice President and Portfolio Manager/Analyst) and Faraz Farzam, CFA (Vice President and Portfolio Manager/Analyst) have co-managed the Fund since August 2019. Messrs. Garcia and Farzam served as co-managers of Predecessor Fund since January 2010.
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Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I or R6 shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000 for Class I shares and $500,000 for Class R6 shares, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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